Group entities (Details)	18 Months Ended
Oct. 31, 2018
Ownership Percentage [Abstract]
Ownership percentage, wholly owned subsidiary (except Novell Japan Ltd)	100.00%
Micro Focus Midco Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus Group Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus CHC Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus MHC Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus Holdings Unlimited (Formerly Micro Focus Holdings Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus (IP) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus (US) Holdings [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus IP Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Cayman Islands
Principal activities	Holding company
Registered office addresses	PO Box 309, Ugland House, South Church Street, George Town, South Cayman, KY1-1104, Cayman Islands
Novell Holdings Deutschland GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Holding company
Registered office addresses	Amtsgericht Nürnberg Germany
Micro Focus Finance Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	Corrig Court, Corrig Road, Sandyford Industrial Estate, Sandyford, Dublin 18, Ireland
Micro Focus Group Holdings Unlimited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Micro Focus International Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
NetIQ Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Novell Cayman Software Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Novell Cayman Software International Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Novell Ireland Real Estate Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
SUSE Linux Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Novell Software International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Micro Focus Finance S.a.r.l [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Luxembourg
Principal activities	Holding company
Registered office addresses	20, rue des Peupliers, 2328, Luxembourg
Minerva Finance S.a.r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Luxembourg
Principal activities	Holding company
Registered office addresses	20, rue des Peupliers, 2328, Luxembourg
Borland Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
Micro Focus (US) Group, Inc [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
MA FinanceCo., LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
The Attachmate Group, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
Novell Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
Novell International Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
Micro Focus (US) International Holdings Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
Spartacus Acquisition Holdings Corp. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Company Corporation, 2711 Centerville Rd, STE 400, Wilmington, New Castle, DE19808, U.S.A.
Spartacus Acquisition Corp. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Company Corporation, 2711 Centerville Rd, STE 400, Wilmington, New Castle, DE19808, U.S.A.
Serena Software, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Company Corporation, 2711 Centerville Rd, STE 400, Wilmington, New Castle, DE19808, U.S.A.
Serena Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Merant Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
GWAVA ULC (Formerly GWAVA Inc.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Holding company
Registered office addresses	Suite 2600, Three Bentall Centre, 595 Burrard Street, PO Box 49314, Vancouver BC V7X 1L3, Canada
Seattle Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	The Company Corporation, 2711 Centerville Rd, STE 400, Wilmington, New Castle, DE19808, U.S.A.
Attachmate Group Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	Level 8, 76 Berry Street, North Sydney, NSW 2060 Australia
Borland Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	Level 8, 76 Berry Street, North Sydney, NSW 2060 Australia
Micro Focus Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	Level 8, 76 Berry Street, North Sydney, NSW 2060 Australia
Attachmate Group Austria GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Austria
Principal activities	Sale and support of software
Registered office addresses	Parkring 2, 1010, Vienna, Austria
Borland Entwicklung GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Austria
Principal activities	Development of software
Registered office addresses	Donau Centre, Hauptstrasse 4-10, Linz, 4040, Austria
Attachmate Group Belgium BVBA [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Belgium
Principal activities	Sale and support of software
Registered office addresses	EU Parliament, 4th Floor, 37 De Meeussquare, Brussels, 1000, Belgium
Micro Focus SPRL (Formerly Micro Focus NV) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Belgium
Principal activities	Sale and support of software
Registered office addresses	EU Parliament, 4th Floor, 37 De Meeussquare, Brussels, 1000, Belgium
Borland Latin America Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office addresses	Rua Joaquim Floriano, 466-12 Ander, Sao Paulo, CEP 04534-002 Brazil
Micro Focus Programacao de Computadores Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office addresses	Rua Joaquim Floriano, 466-12 Ander, Sao Paulo, CEP 04534-002 Brazil
Novell do Brasil Software Ltda. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office addresses	Rua Joaquim Floriano, 466-12 Ander, Sao Paulo, CEP 04534-002 Brazil
Micro Focus APM Solutions Limited (EOOD) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Bulgaria
Principal activities	Development of software
Registered office addresses	76A James Bourchier Blvd, Lozenetz, Sofia, 1407, Bulgaria
Micro Focus (Canada) ULC (Formerly Micro Focus (Canada) Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Development, sale and support of software
Registered office addresses	199 Bay Street, Suite 4000, Toronto, Ontario, M5L 1A9, Canada
Micro Focus Software (Canada), ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office addresses	4300 Bankers Hall West, 888 - 3rd Street S.W., Calgary, Alberta T2P 5C5, Canada
Novell Software (Beijing) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	China
Principal activities	Development, sale and support of software
Registered office addresses	3603-3606 Off Tow A, No.7, Dongsanhuan, Beijing, 100020, People’s Republic of China
SUSE Linux s.r.o. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Czech Republic
Principal activities	Development, sale and support of software
Registered office addresses	Krizikova 148/34, Karlin, 186 00 Praha 8, Czech Republic
Attachmate Group Denmark ApS (Formerly Attachmate Group Demark A/s) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Denmark
Principal activities	Sale and support of software
Registered office addresses	Lyngsø Alle 3b, Hørsholm, 2970, Denmark
Micro Focus Middle East FZ-LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	United Arab Emirates
Principal activities	Sale and support of software
Registered office addresses	Dubai Internet City, DIC Building 2, 3rd Floor, Suite 315, Dubai, United Arab Emirates
Attachmate Group France SARL [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	France
Principal activities	Sale and support of software
Registered office addresses	Tour Atlantique, La Défense 9, 1 Place de la Pyramide, La Défense, Cedex, Paris 92911, France
Borland (France) Sarl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	France
Principal activities	Sale and support of software
Registered office addresses	Tour Atlantique, La Défense 9, 1 Place de la Pyramide, La Défense, Cedex, Paris 92911, France
Micro Focus SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	France
Principal activities	Sale and support of software
Registered office addresses	Tour Atlantique, La Défense 9, 1 Place de la Pyramide, La Défense, Cedex, Paris 92911, France
Attachmate Group Germany GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office addresses	Fraunhoferstrasse 7, Ismaning, 85737, Germany
Micro Focus GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office addresses	Fraunhoferstrasse 7, Ismaning, 85737, Germany
SUSE Linux GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Development, sale and support of software
Registered office addresses	Maxfeldstrasse 5 90409 Nürnberg Germany
Attachmate Group Hong Kong Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Hong Kong
Principal activities	Sale and support of software
Registered office addresses	21st floor, Henley Building, 5 Queen’s Road Central, Hong Kong
Micro Focus India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Support of software
Registered office addresses	Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasandra Post Bangalore – 560093, India
Micro Focus Software India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Development, sale and support of software
Registered office addresses	Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasandra Post Bangalore – 560093, India
Relativity Technologies Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Sale and support of software
Registered office addresses	Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasandra Post Bangalore – 560093, India
Attachmate Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office addresses	Building 2, 2nd Floor, Parkmore East Business Park, Galway, Ireland
Micro Focus Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Development, sale and support of software
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Micro Focus Software (Ireland) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Development, sale and support of software
Registered office addresses	Corrig Court, Corrig Road, Sandyford Industrial Estate, Sandyford, Dublin 18, Ireland
NetIQ Europe Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office addresses	Building 2, 2nd Floor, Parkmore East Business Park, Galway, Ireland
Micro Focus Israel Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Israel
Principal activities	Development and support of software
Registered office addresses	Matam Advanced Tech Center, Building 5/1, Haifa, 31 905, Israel
Attachmate Group Italy Srl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Italy
Principal activities	Sale and support of software
Registered office addresses	Viale Sarca 235, 20126 Milano Italy
Micro Focus Srl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Italy
Principal activities	Sale and support of software
Registered office addresses	Viale Sarca 235, 20126 Milano Italy
Borland Co, Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office addresses	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo 107-6219, Japan
Micro Focus KK [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office addresses	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo 107-6219, Japan
Novell Japan Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office addresses	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo 107-6219, Japan
NetIQ KK [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office addresses	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo 107-6219, Japan
Novell Corporation (Malaysia) Sdn. Bhd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Malaysia
Principal activities	Sale and support of software
Registered office addresses	Unit 501 Level 5 Uptown 1, 1 Jalan SS2, Selangor Darul Ehsan, Malaysia
Attachmate Group Netherlands B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Raoul Wallenbergplein 23, 2404 ND Alphen a/d Rijn, Netherlands
Authasas B.V [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Raoul Wallenbergplein 23, 2404 ND Alphen a/d Rijn, Netherlands
Borland B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Raoul Wallenbergplein 23, 2404 ND Alphen a/d Rijn, Netherlands
Micro Focus B.V. (Formerly Micro Focus NV) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Raoul Wallenbergplein 23, 2404 ND Alphen a/d Rijn, Netherlands
Micro Focus Software (New Zealand) Unlimited (Formerly Novell New Zealand Limited) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	New Zealand
Principal activities	Sale and support of software
Registered office addresses	Simpson Grierson, Level 27, 88 Shortland Street Auckland 1141 New Zealand
Micro Focus AS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Norway
Principal activities	Sale and support of software
Registered office addresses	7th Floor, Dronning Eufemias gate 16, 0191 Oslo, Norway
Novell Portugal Informatica Lda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Portugal
Principal activities	Sale and support of software
Registered office addresses	Centro Empresarial Torres de Lisboa, Torre G 1* Andar Sala 111, Rue Tomas da Fonseca, Lisbon, Portugal
Attachmate Group Singapore Pte. Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office addresses	80 Robinson Road #02-00, 068898, Singapore
Borland (Singapore) Pte. Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office addresses	80 Robinson Road #02-00, 068898, Singapore
Micro Focus Pte Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office addresses	80 Robinson Road #02-00, 068898, Singapore
Attachmate Group South Africa (Pty) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	South Africa
Principal activities	Sale and support of software
Registered office addresses	Morning View Office Park 255 Rivonia Road, Morningside, South Africa
Micro Focus South Africa (Pty) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	South Africa
Principal activities	Sale and support of software
Registered office addresses	4th Floor Aloe Grove, Houghton Estate Office Park, 2 Osborn Road, Houghton, 2198, South Africa
Micro Focus Korea Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	South Korea
Principal activities	Sale and support of software
Registered office addresses	Yeoidodong, SK Building, 15F, 31 Gukjegeumyung-ro 8-gil, Yeongdeungpo-gu, Seoul, South Korea
Novell Korea Co., Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	South Korea
Principal activities	Sale and support of software
Registered office addresses	Gangnam Finance Centre, Level 41, 152 Teheren-ro, Gangnam-gu, Seoul - 06236 South Korea
Attachmate Group Spain S.L. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Spain
Principal activities	Sale and support of software
Registered office addresses	C/Jose Echegaray 8, Las Rozas, Madrid 28230, Spain
Micro Focus S.L.U. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Spain
Principal activities	Sale and support of software
Registered office addresses	Paseo de la Castellana 42, Madrid, 28046, Spain
Attachmate Group Sweden AB [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Sweden
Principal activities	Sale and support of software
Registered office addresses	Kronborgsgränd 1, 164 46 Kista, Stockholm, Sweden
Attachmate Group Schweiz AG [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office addresses	Merkurstrasse 14, 8953 Dietikon, Switzerland
Micro Focus GmbH (Formerly Micro Focus AG) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office addresses	Lindenstrasse 26, Zurich, 8008, Switzerland
Novell (Taiwan) Co., Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Taiwan
Principal activities	Sale and support of software
Registered office addresses	Room B 26/F #26 Tun-Hwa S Road Sec, Taipei ROC 106, Taiwan
Attachmate Teknoloji Satis ve Pazarlama Ltd. Sti. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Turkey
Principal activities	Sale and support of software
Registered office addresses	Palladium Ofis Binasi, Halk Cad, No.8/A Kat 2, Atasehir 34748, Istanbul, Turkey
Attachmate Sales UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Sale and support of software
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus IP Development Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Development and support of software
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Sale and support of software
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Novell U.K. Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Sale and support of software
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Novell UK Software Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Sale and support of software
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus Software, Inc [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Development and support of software
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
Attachmate Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Development and support of software
Registered office addresses	505 Union Ave SE STE120, Olympia, WA 98501, U.S.A.
Micro Focus (US), Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Development and support of software
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
NetIQ Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Development and support of software
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
SUSE LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Development and support of software
Registered office addresses	CT Corporation, 155 Federal St. Suite 700, Boston, MA02110, U.S.A.
Borland Software Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Development and support of software
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
Serena Software Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	Level 8, 76 Berry Street, North Sydney, NSW 2060 Australia
Serena Software Benelux BVBA [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Belgium
Principal activities	Sale and support of software
Registered office addresses	EU Parliament, 4th Floor, 37 De Meeussquare, Brussels, 1000, Belgium
Serena Software Do Brasil Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office addresses	Rua Dom Jose de Barros, 177, 3rd Floor, Suite 302, Villa Buarque, Sao Paulo 01038‑100 Brazil
Serena Software SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	France
Principal activities	Sale and support of software
Registered office addresses	Tour Atlantique, La Défense 9, 1 Place de la Pyramide, La Défense, Cedex, Paris 92911, France
Serena Software GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office addresses	Nöerdlicher Zubringer 9-11, 40470, Düsseldorf, Germany
Serena Software Japan KK [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office addresses	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo 107-6219, Japan
Serena Software Pte. Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office addresses	80 Robinson Road #02-00, 068898, Singapore
Serena Software SA [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Spain
Principal activities	Sale and support of software
Registered office addresses	Ronda General Mitre 28-30, Barcelona 08017, Spain
Serena Software Europe Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Sale and support of software
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Serena Software Ukraine LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ukraine
Principal activities	Sale and support of software
Registered office addresses	13 Pimonenko str, building 1, Office 1B/22, Kiev 04050, Ukraine
GWAVA Technologies Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	The Company Corporation, 2711 Centerville Rd, STE 400, Wilmington, New Castle, DE19808, U.S.A.
GWAVA EMEA GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office addresses	Von-Braun-Strasse 38a 48683 Ahaus Germany
Cambridge Technology Partners do Brasil s.c. Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Brazil
Principal activities	Dormant
Registered office addresses	Rua Arizonia, 1349 10th Floor, Sao Paulo, 04567-003, Brazil
NetManage Canada ULC (Formerly NetManage Canada Inc.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Dormant
Registered office addresses	199 Bay Street, Suite 4000, Toronto, Ontario, M5L 1A9, Canada
Borland Canada Software ULC (Formerly Borland Canada, Inc.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Dormant
Registered office addresses	Suite 2600, Three Bentall Centre, 595 Burrard Street, PO Box 49314, Vancouver BC V7X 1L3, Canada
Micro Focus International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Cayman Islands
Principal activities	Dormant
Registered office addresses	PO Box 309, Ugland House, South Church Street, George Town, South Cayman, KY1-1104, Cayman Islands
NetIQ Software International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Cyprus
Principal activities	Dormant
Registered office addresses	54 Digeni Akrita, Akrita 2nd Floor, Office 201-202, PC 1061, Nicosia, Cyprus
NOVL Czech s.r.o. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Czech Republic
Principal activities	Dormant
Registered office addresses	Krizikova 148/34, Karlin, 186 00 Praha 8, Czech Republic
Attachmate Middle East LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Egypt
Principal activities	Dormant
Registered office addresses	19 Helmy Elmasry Street, Almaza, Cairo, Egypt
Borland GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Dormant
Registered office addresses	Fraunhoferstrasse 7, Ismaning, 85737, Germany
Attachmate (Hong Kong) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Hong Kong
Principal activities	Dormant
Registered office addresses	21st floor, Henley Building, 5 Queen’s Road Central, Hong Kong
Borland (H.K.) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Hong Kong
Principal activities	Dormant
Registered office addresses	Level 54, Hopewell Centre, 183 Queens Road East, Hong Kong
NetIQ Asia Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Hong Kong
Principal activities	Dormant
Registered office addresses	Level 54, Hopewell Centre, 183 Queens Road East, Hong Kong
Attachmate India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Dormant
Registered office addresses	U&I Corporation Centre, 47 Echelon, Sector 32, Gurgaon Harayana, India
Borland Software India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Dormant
Registered office addresses	Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasandra Post Bangalore – 560093, India
Cambridge Technology Partners India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Dormant
Registered office addresses	Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasandra Post Bangalore – 560093, India
Novell India Pvt. Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Dormant
Registered office addresses	Leela Galleria, 1st Floor, Andheri Kurla Road, Andheri (East), Mumbai – 400059, India
SUSE Linux Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Dormant
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
N.Y. NetManage (Yerushalayim) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Israel
Principal activities	Dormant
Registered office addresses	Scientific Industries Center, Haifa, 33262, Israel
Novell Israel Software Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Israel
Principal activities	Dormant
Registered office addresses	17 Hatidhar St, Raannana, 43665, Israel
Authasas Advanced Authentication B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Dormant
Registered office addresses	Raoul Wallenbergplein 23, 2404 ND Alphen a/d Rijn, Netherlands
Borland (Holding) UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK*	[1]
Principal activities	Dormant
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Borland (UK) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK*	[1]
Principal activities	Dormant
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus APM Solutions Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK*	[1]
Principal activities	Dormant
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK*	[1]
Principal activities	Dormant
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
NetIQ Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK*	[1]
Principal activities	Dormant
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Ryan McFarland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK*	[1]
Principal activities	Dormant
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
XDB (UK) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK*	[1]
Principal activities	Dormant
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Borland Technology Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Dormant
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
CJDNLD, LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Dormant
Registered office addresses	The Corporation Trust Company, Corporation Trust Center 1209 Orange St, Wilmington, New Castle, DE19801, U.S.A.
Micro Focus (IP) Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Dormant
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus (IP) Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Dormant
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Autonomy Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	410 Concord Road, Rhodes, NSW 2138, Australia
Autonomy Systems Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	410 Concord Road, Rhodes, NSW 2138, Australia
Entco Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	410 Concord Road, Rhodes, NSW 2138, Australia
Entcorp Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	410 Concord Road, Rhodes, NSW 2138, Australia
Autonomy Belgium BVBA [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Belgium
Principal activities	Sale and support of software
Registered office addresses	Pegasuslaan 5 1831 Diegem Belgium
Entco Belgium BVBA [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Belgium
Principal activities	Sale and support of software
Registered office addresses	Pegasuslaan 5 1831 Diegem Belgium
Entco Holdings L.P. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Bermuda
Principal activities	Holding company
Registered office addresses	4th Floor, Washington House, 16 Church Street, Hamilton, HM 11, Bermuda
Entco Brasil Servicos de Tecnologia Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office addresses	Av Marcos Penteado De Ulhoa Rodrigues, No 939, Andar 8 Conj 818 Torre 1, 06.460-040, Tambore, Barueri, Brazil
Peregrine Systems do Brazil Limitada [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office addresses	Avenida das nações Unidas, nº 12.901, conjunto 2302, sala 72, Itaim Bibi, São Paulo, CEP 04578, Brazil
Verity Worldwide Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	British Virgin Islands
Principal activities	Sale and support of software
Registered office addresses	Appleby Corporate Services (BVI) Limited, Jayla Place, PO Box 3190, Road Town, Tortola, VG1110, British Virgin Islands
Entco Bulgaria EOOD [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Bulgaria
Principal activities	Sale and support of software
Registered office addresses	1715 Sofia, Mladost district, Business Park Sofia, Building 9, Sophia, Bulgaria
Autonomy Systems (Canada) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office addresses	200-204 Lambert Street, Whitehorse, YT, Y1A 3T2 Canada
Entco Software Canada Co. Logiciels Entco Canada Cie [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office addresses	161 Bay Street, Suite 2700 Toronto, ON M5J 2S1 Canada
Entcorp Canada, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office addresses	Barker House 570 Queen Street, Suite 600, Fredericton, NB, E3B 6Z6 Canada
Entco Bellatrix HoldCo [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Cayman Islands
Principal activities	Sale and support of software
Registered office addresses	18 Forum Lane, Camana Bay, P.O. Box 258, Grand Cayman, 1104, Cayman Islands
Entco Capital Co [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Cayman Islands
Principal activities	Sale and support of software
Registered office addresses	18 Forum Lane, Camana Bay, P.O. Box 258, Grand Cayman, 1104, Cayman Islands
Entco Investment Co [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Cayman Islands
Principal activities	Sale and support of software
Registered office addresses	18 Forum Lane, Camana Bay, P.O. Box 258, Grand Cayman, 1104, Cayman Islands
Entco Marigalante Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Cayman Islands
Principal activities	Sale and support of software
Registered office addresses	18 Forum Lane, Camana Bay, P.O. Box 258, Grand Cayman, 1104, Cayman Islands
Autonomy Systems (Beijing) Limited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	China
Principal activities	Sale and support of software
Registered office addresses	Room 507, 508 Tower A, Raycom Info Tech Park No. 2, Science Institute, South Road, Beijing, 100080, China
Shanghai Entco Software Technology Co., Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	China
Principal activities	Sale and support of software
Registered office addresses	Floor 2, Building 1, No. 799 Naxian Road, Shanghai, China
Entco CentroAmerica CAC Limitada [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Costa Rica
Principal activities	Sale and support of software
Registered office addresses	Calle 7 Avenida 7 y 9, Edificio 751, Barrio Amon, San Jose, Costa Rica
Entco Costa Rica Limitada [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Costa Rica
Principal activities	Sale and support of software
Registered office addresses	Calle 7 Avenida 7 y 9, Edificio 751, Barrio Amon, San Jose, Costa Rica
Entcorp Czechia, s.r.o. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Czech Republic
Principal activities	Sale and support of software
Registered office addresses	Za Brumlovkou 1559/5, Michle, Prague, 140 00, Czech Republic
Entco Denmark ApS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Denmark
Principal activities	Sale and support of software
Registered office addresses	Lautruphoj 1-3 2750 Ballerup Denmark
Entco France SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	France
Principal activities	Sale and support of software
Registered office addresses	1 avenue du Canada, Les Ulis, 91947, France
Entco Deutschland GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office addresses	Herrenberger Str. 140, 71034 Boeblingen, Germany
EntCorp Hong Kong Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Hong Kong
Principal activities	Sale and support of software
Registered office addresses	35/F Central Plaza, 18 Harbour Road, Wanchai, Hong Kong
Autonomy Software Asia Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Sale and support of software
Registered office addresses	2Floor, Hibiscus,Vrindavan Tech Village,Marathahalli Outer Ring Rd, Bangalore, India, 560037, India
Entco IT Services Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Sale and support of software
Registered office addresses	24 Salarpuria Arena, Hosur Main Road, Adugodi, Bangalore, 560-030, India
Entco Software India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	India
Principal activities	Sale and support of software
Registered office addresses	66/1, 6th Floor,Olympia Building, Bagmane Tech Park, Byrasandra, CV Raman Nagar, Bangalore, Karnataka, 560093, India
Entsoft Galway Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office addresses	Liffey Park Technology Campus, Barnhall Road, Leixlip, Co. Kildare, Ireland
Entsoft Holding Ireland Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Holding company
Registered office addresses	Liffey Park Technology Campus, Barnhall Road, Leixlip, Co. Kildare, Ireland
Entsoft Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office addresses	Liffey Park Technology Campus, Barnhall Road, Leixlip, Co. Kildare, Ireland
Entco Interactive (Israel) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Israel
Principal activities	Sale and support of software
Registered office addresses	5 Altalef St., Yahud, Israel
Entcorp Software Israel Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Israel
Principal activities	Sale and support of software
Registered office addresses	5 Altalef St., Yahud, Israel
Autonomy Italy Srl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Italy
Principal activities	Sale and support of software
Registered office addresses	Via Vittor Pisani. 16, Milan, 20124, Italy
Entco Italiana Srl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Italy
Principal activities	Sale and support of software
Registered office addresses	Via C. Donat Cattin 5, 20063 Cernusco sul Naviglio (MI) Italy
Enterprise Corp Italiana Srl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Italy
Principal activities	Sale and support of software
Registered office addresses	Corso Matteotti 1/A, Milan, 20121, Italy
Verity Italia Srl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Italy
Principal activities	Sale and support of software
Registered office addresses	Via S.Maria alla Porta n.9, Milan, 20123, Italy
Entcorp Japan K.K. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office addresses	No. 8 Center Plaza Bldg, 5F, 1-10-16 Horidomecho Nihonbashi, Chuo-ku, Tokyo 103-0012, Japan
Micro Focus Enterprise Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office addresses	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo 107-6219, Japan
Entco Luxembourg Sarl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Luxembourg
Principal activities	Sale and support of software
Registered office addresses	75, Parc d'Activités Capellen, Capellen, 8308, Luxembourg
Verity Luxembourg S.a r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Luxembourg
Principal activities	Sale and support of software
Registered office addresses	5, Rue Guillaume Kroll, L - 1882, Luxembourg
Entco Software Malaysia Sdn. Bhd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Malaysia
Principal activities	Sale and support of software
Registered office addresses	Level 21 - Suite 21.01, The Gardens South Tower, Mid Valley City, Lingkaran Syed Putra, 59200 Kuala Lumpur, Malaysia
Entco Mexico, S. de R.L. de C.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Mexico
Principal activities	Sale and support of software
Registered office addresses	Periferico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, C.P. 45610, Jalisco, Mexico
Entco Software Mexico, S. de R.L. de C.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Mexico
Principal activities	Sale and support of software
Registered office addresses	Periferico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, C.P. 45610, Jalisco, Mexico
Entcorp Software Mexico, S. de R.L. de C.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Mexico
Principal activities	Sale and support of software
Registered office addresses	Periferico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, C.P. 45610, Jalisco, Mexico
Autonomy HoldCo B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Autonomy Netherlands BV [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Coltbaan 31, Nieuwegein, 3439 NG, Netherlands
Entco Caribe B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Draco B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Eastern Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Eastern Holding II B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Enterprise B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Gatriam Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco HoldCo B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco HoldCo I B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco HoldCo II B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco HoldCo III B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco HoldCo IV B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Holding Berlin B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Holding Finance B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Holding Hague B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Holding Hague II B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco International Trade B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Nederland B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Puerto Rico B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entco Sinope Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office addresses	Startbaan 16, 1187 XR, Amstelveen, Netherlands
Entcorp Nederlands B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Coltbaan 31, Nieuwegein, 3439 NG, Netherlands
Verity Benelux B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Coltbaan 31, Nieuwegein, 3439 NG, Netherlands
Entcorp Philippines, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Philippines
Principal activities	Sale and support of software
Registered office addresses	7th Floor Robinson Summit Center, 6783 Ayala Avenue, Makati City, Metro Manila, Philippines
Entco Polska sp. z o.o. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Poland
Principal activities	Sale and support of software
Registered office addresses	Centrum Biurowe Globis, Powstańców Śląskich 7A, 53-332 Wrocław, Poland
Entco Caribe B.V. LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Puerto Rico
Principal activities	Sale and support of software
Registered office addresses	110 Highway North Km 28, Bldg 1, Aguadilla, 00605, Puerto Rico
Entco Puerto Rico B.V. LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Puerto Rico
Principal activities	Sale and support of software
Registered office addresses	350 Chardon Avenue, Chardon Tower, Suite 801, San Juan, 00918, Puerto Rico
Entco Software Romania SRL [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Romania
Principal activities	Sale and support of software
Registered office addresses	Bucharest, 3 George Constantinescu Street, BOC Office Building, 4th floor, entrance B, 2nd District, PC 020339, Romania
Limited Liability Company Entco [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Russian Federation
Principal activities	Sale and support of software
Registered office addresses	Leningradskoye shosse 16A, building 3, Moscow, 125171, Russian Federation
Autonomy Systems Singapore Pte Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office addresses	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, Singapore
Micro Focus Software Pte. Ltd (Formerly - Entco Singapore (Sales) Pte. Ltd.) [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office addresses	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, Singapore
Entco Software Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office addresses	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, Singapore
Autonomy Systems Software South Africa Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	South Africa
Principal activities	Sale and support of software
Registered office addresses	PO Box 2238, Florida Hills, 1716, South Africa
Entco Field Delivery Spain, S.L.U. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Spain
Principal activities	Sale and support of software
Registered office addresses	Calle José Echegaray 8, Las Rozas de Madrid, 28232 Madrid, 28232, Spain
EntCo Software Spain S.L.U. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Spain
Principal activities	Sale and support of software
Registered office addresses	Calle José Echegaray 8, Las Rozas de Madrid, 28232 Madrid, 28232, Spain
Entco Sverige AB [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Sweden
Principal activities	Sale and support of software
Registered office addresses	Gustav III:s Boulevard 36, SE-169 85, Stockholm, Sweden, SE, Sweden
Entco International Sarl [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office addresses	Jean-Baptiste Vandelle 3A, 1290 Versoix Switzerland
Entco Schweiz GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office addresses	1, Ueberlandstrasse, 8600 Duebendorf, Switzerland
Trilead GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office addresses	Rembach 7, Altendorf, 8852, Switzerland
Entco Turkey Teknoloji Cozumleri Limited Sirketi [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Turkey
Principal activities	Sale and support of software
Registered office addresses	Barbaros Mah.Kardelen SK. No. 2/42-43 Atasehir, Istanbul, Turkey
Entco Software Services Middle East FZ-LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	United Arab Emirates
Principal activities	Sale and support of software
Registered office addresses	Shatha Tower, 12th floor, Dubai Internet City, Dubai, United Arab Emirates
Autonomy Systems Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office addresses	Cain Road, Amen Corner, Bracknell, Berkshire RG12 1HN, United Kingdom
Entco Foreign HoldCo Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	United Kingdom
Principal activities	Holding company
Registered office addresses	Cain Road, Amen Corner, Bracknell, Berkshire RG12 1HN, United Kingdom
Entco Situla Holding Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	United Kingdom
Principal activities	Holding company
Registered office addresses	Cain Road, Amen Corner, Bracknell, Berkshire RG12 1HN, United Kingdom
Entcorp Marigalante UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office addresses	Cain Road, Amen Corner, Bracknell, Berkshire RG12 1HN, United Kingdom
Entcorp UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office addresses	Cain Road, Amen Corner, Bracknell, Berkshire RG12 1HN, United Kingdom
Longsand Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office addresses	Cain Road, Amen Corner, Bracknell, Berkshire RG12 1HN, United Kingdom
ArcSight, LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Entco Andromeda LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Entco Brazil Holdings LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	1209 Orange St, Wilmington, New Castle, DE, 19801, U.S.A.
Entco Delaware LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Entco Government Software LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Entco Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Entco MS, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Entco Technologies, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Entco, LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
EntIT Software LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
MicroLink LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Seattle Escrow Borrower LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Seattle SpinCo, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Holding company
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Stratify, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Vertica Systems, LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Voltage Security International, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	1140 Enterprise Way, Building G, Sunnyvale, CA, 94089 U.S.A.
Cobol-IT, SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	France
Principal activities	Sale and support of software
Registered office addresses	231 rue Saint Honore, Paris, 75001, France
SUSE Software Solutions Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	Level 17, 100 Barangaroo Avenue, Barangaroo NSW 2000, Australia
Serena Software Canada Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office addresses	Suite 800, 1959 Upper Water street, PO BOX 997 Halifax, B3J 2X2 NS Canada
SUSE Software Solutions Canada ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office addresses	250 Howe Street, Suite 1400-C, Vancouver, BC V6C 3S7, Canada
SUSE International Holdings GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Germany
Principal activities	Holding company
Registered office addresses	Maxfeldstrasse 5 90409 Nürnberg Germany
Attachmate Australasia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office addresses	Level 8, 76 Berry Street, North Sydney, NSW 2060 Australia
SUSE Software Solutions Hong Kong Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Hong Kong
Principal activities	Sale and support of software
Registered office addresses	U&I Corporation Centre, 47 Echelon, Sector 32, Gurgaon Harayana, India
SUSE Software Solutions Netherlands BV [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office addresses	Herengracht 282, 1016BX Amsterdam, Netherlands
Micro Focus Software (IP) Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
SUSE Software Solutions International Services Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
SUSE Software Solutions Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office addresses	70 Sir John Rogerson’s Quay, Dublin 2, Ireland
Micro Focus LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Saudi Arabia
Principal activities	Sale and support of software
Registered office addresses	Maazar Street, Futuro Tower, 3rd Floor, P.O. Box 69171, Riyadh 11547, Saudi Arabia
SUSE Software Solutions South Africa (Pty) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	South Africa
Principal activities	Sale and support of software
Registered office addresses	22 Smith Street, Braamfontein, Johannesburg, Gauteng, 2000, South Africa
Micro Focus Enterprise (Tunisia) LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	Tunisia
Principal activities	Sale and support of software
Registered office addresses	ZI Chotrana, Technopôle El Ghazala, Lot N° 45, 2088, Ariana, Tunisia
SUSE Software Solutions UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Sale and support of software
Registered office addresses	Cornwall Court, 19 Cornwall Street, Birmingham, B3 2DT United Kingdom
Micro Focus Integration Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus Integration Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Sale and support of software
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Micro Focus Midco Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	UK
Principal activities	Holding company
Registered office addresses	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, United Kingdom, RG14 1QN
Marcel Holdings LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Country of incorporation	USA
Principal activities	Sale and support of software
Registered office addresses	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE19808, U.S.A.

[1]	The above companies incorporated in the UK are exempt from audit and from preparing Annual Accounts.